Subsequent Events	12 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

In September 2019, 75,000 warrants with exercise price of $6.00 were exercised, for net proceeds of $450,000.

On September 23, 2019, the Company closed on private placements of equity securities pursuant to Share Purchase Agreements and Subscription Agreements, dated September 23, 2019. The price per share was $7.00. The Company issued an aggregate of 75,109 shares of common stock in this closing, for net proceeds of $525,750.